LONG-TERM INVESTMENTS - Equity method investments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) item	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Equity method investment
Impairment losses	¥ 5,691	$ 894	¥ 0	¥ 0
Jinye
Equity method investment
Equity method investment	¥ 5,691		¥ 5,749		$ 894
Equity method investments, ownership percentage	13.04%				13.04%
Number of board seat out of total seats	1	1
Number of total board of seats	5	5
Impairment losses	¥ 5,691	$ 894